First Trust Large Cap Core AlphaDEX(R) Fund
SUMMARY INFORMATION
INVESTMENT OBJECTIVE

The First Trust Large Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Large Cap Core Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	First Trust Large Cap Core AlphaDEX(R) Fund First Trust Large Cap Core AlphaDEX(R) Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	First Trust Large Cap Core AlphaDEX(R) Fund First Trust Large Cap Core AlphaDEX(R) Fund
Management Fees	0.50%
Distribution and Service (12b-1) Fees	none	[1]
Fees Previously Waived or Expenses Reimbursed by First Trust	none	[2]
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.61%
Fee Waiver and Expense Reimbursement	none	[2]
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.61%
[1]	Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees any time before April 7, 2017.
[2]	First Trust Advisors L.P., the Fund's investment advisor, has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed 0.70% of its average daily net assets per year (the "Expense Cap") at least through April 7, 2017. Expenses reimbursed and fees waived under such agreement are subject to recovery by the Fund's investment advisor for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees waived by the Fund's investment advisor. The agreement may be terminated by the Trust on behalf of the Fund at any time and by the Fund's investment advisor only after April 7, 2017 upon 60 days' written notice.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following April 7, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
First Trust Large Cap Core AlphaDEX(R) Fund | First Trust Large Cap Core AlphaDEX(R) Fund | USD ($)	62	249	452	1,038

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 91% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund's investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the "Index Provider").

The Index is designed to select stocks from the NASDAQ US 500 Large Cap Index (the "Base Index") that may generate positive alpha, or risk-adjusted returns, relative to traditional indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Index attempts to generate positive alpha by identifying stocks based on three factors: value, momentum and size.

The Base Index is a comprehensive, rules-based index designed to measure stock market performance of large cap US companies, as determined by the Index Provider. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated.

Security selection for the Index will be conducted in the following manner:

1.	The selection universe for the Index begins with all stocks in the Base Index.
2.	The Index Provider then removes any stocks which do not trade on an eligible exchange; duplicate (multiple share classes) stocks; and stocks which do not meet the Index Provider's liquidity screens.
3.	The remaining stocks in the universe are then ranked on both growth and value factors. Each stock is classified as either a value stock or a growth stock, as determined by the Index Provider. A stock classified as a value stock will receive its value rank as its "selection score" and a stock classified as a growth stock will receive its growth rank as its "selection score."
4.	The top 375 stocks based on the selection score determined in step 3 comprise the "selected stocks." The selected stocks are then split into quintiles based on their selection score, with higher scoring quintiles receiving a greater weight in the Index.

The Index is reconstituted and rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The inception date of the Index was January 11, 2016. As of February 29, 2016, the Index was composed of 375 securities. See "Index Information" for additional information.

The Fund's strategy includes a quarterly portfolio rebalance and reconstitution which may result in a high rate of turnover. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. To determine the market capitalization range of such securities, the Fund uses the current range of the Index. However, the Fund will not sell a security because the security has exceeded or fallen below the current market capitalization range of the Index. As of February 29, 2016, the market capitalization range of securities in the Index was $3.7 billion to $333.7 billion.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

GROWTH STOCKS INVESTMENT RISK. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings.

INDEX CONSTITUENT RISK. The Fund may be a constituent of one or more indices. As a result, the Fund may be included in one or more index-tracking ETFs or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund's net asset value could be negatively impacted and the Fund's market price may be significantly below the Fund's net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

MARKET CAPITALIZATION RISK. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

PORTFOLIO TURNOVER RISK. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

VALUE STOCKS INVESTMENT RISK. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and a broad-based market index. On April 8, 2016, the Fund's underlying index changed from the Defined Large Cap Core Index to the Nasdaq AlphaDEX(R) Large Cap Core Index. Therefore, the Fund's performance and historical returns shown below are not necessarily indicative of the performance that the Fund, based on the Index, would have generated. Returns for an underlying index are only disclosed for those periods in which the index was in existence for the whole period. Because the Fund's new underlying index had an inception date of January 11, 2016, it was not in existence for any of the periods disclosed. The new Index is substantially similar to the Defined Large Cap Core Index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND--TOTAL RETURNS[1]

[1] The Fund's year-to-date return based on net asset value for the period 12/31/2015 to 3/31/2016 was 3.38%.

During the period shown in the chart above:

BEST QUARTER	WORST QUARTER
21.20% (June 30, 2009)	-23.68% (December 31, 2008)

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2015
Average Annual Total Returns - First Trust Large Cap Core AlphaDEX(R) Fund	Label	1 Year	5 Years	Since Inception	Inception Date
First Trust Large Cap Core AlphaDEX(R) Fund		(3.87%)	10.85%	5.58%	May 08, 2007
First Trust Large Cap Core AlphaDEX(R) Fund | After Taxes on Distributions		(4.41%)	10.29%	5.10%
First Trust Large Cap Core AlphaDEX(R) Fund | After Taxes on Distributions and Sales		(2.19%)	8.36%	4.19%
S&P 500(R) Index	(reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	5.84%
Nasdaq AlphaDEX(R) Large Cap Core Index	(reflects no deduction for fees, expenses or taxes)
Defined Large Cap Core Index	(reflects no deduction for fees, expenses or taxes)	(3.27%)	11.63%	6.35%

*	On April 8, 2016, the Fund's underlying index changed from the Defined Large Cap Core Index to the Nasdaq AlphaDEX(R) Large Cap Core Index. Because the Fund's new underlying index had an inception date of January 11, 2016, performance information is not included above. The new Index is substantially similar to the Defined Large Cap Core Index.

First Trust Mid Cap Core AlphaDEX(R) Fund
SUMMARY INFORMATION
INVESTMENT OBJECTIVE

The First Trust Mid Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Mid Cap Core Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	First Trust Mid Cap Core AlphaDEX(R) Fund First Trust Mid Cap Core AlphaDEX(R) Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	First Trust Mid Cap Core AlphaDEX(R) Fund First Trust Mid Cap Core AlphaDEX(R) Fund
Management Fees	0.50%
Distribution and Service (12b-1) Fees	none	[1]
Fees Previously Waived or Expenses Reimbursed by First Trust	none	[2]
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.62%
Fee Waiver and Expense Reimbursement	none	[2]
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.62%
[1]	Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees any time before April 7, 2017.
[2]	First Trust Advisors L.P., the Fund's investment advisor, has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed 0.70% of its average daily net assets per year (the "Expense Cap") at least through April 7, 2017. Expenses reimbursed and fees waived under such agreement are subject to recovery by the Fund's investment advisor for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees waived by the Fund's investment advisor. The agreement may be terminated by the Trust on behalf of the Fund at any time and by the Fund's investment advisor only after April 7, 2017 upon 60 days' written notice.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following April 7, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
First Trust Mid Cap Core AlphaDEX(R) Fund | First Trust Mid Cap Core AlphaDEX(R) Fund | USD ($)	63	253	458	1,049

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 102% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund's investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the "Index Provider").

The Index is designed to select stocks from the NASDAQ US 600 Mid Cap Index (the "Base Index") that may generate positive alpha, or risk-adjusted returns, relative to traditional indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Index attempts to generate positive alpha by identifying stocks based on three factors: value, momentum and size.

The Base Index is a comprehensive, rules-based index designed to measure stock market performance of mid cap US companies, as determined by the Index Provider. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated.

Security selection for the Index will be conducted in the following manner:

1.	The selection universe for the Index begins with all stocks in the Base Index.
2.	The Index Provider then removes any stocks which do not trade on an eligible exchange; duplicate (multiple share classes) stocks; and stocks which do not meet the Index Provider's liquidity screens.
3.	The remaining stocks in the universe are then ranked on both growth and value factors. Each stock is classified as either a value stock or a growth stock, as determined by the Index Provider. A stock classified as a value stock will receive its value rank as its "selection score" and a stock classified as a growth stock will receive its growth rank as its "selection score."
4.	The top 450 stocks based on the selection score determined in step 3 comprise the "selected stocks." The selected stocks are then split into quintiles based on their selection score, with higher scoring quintiles receiving a greater weight in the Index.

The Index is reconstituted and rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The inception date of the Index was January 11, 2016. As of February 29, 2016, the Index was composed of 450 securities. See "Index Information" for additional information.

The Fund's strategy includes a quarterly portfolio rebalance and reconstitution which may result in a high rate of turnover. As of February 29, 2016, the Fund had significant investments in industrials and financial companies. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. To determine the market capitalization range of such securities, the Fund uses the current range of the Index. However, the Fund will not sell a security because the security has exceeded or fallen below the current market capitalization range of the Index. As of February 29, 2016, the market capitalization range of securities in the Index was $614 million to $8.1 billion.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

GROWTH STOCKS INVESTMENT RISK. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings.

INDEX CONSTITUENT RISK. The Fund may be a constituent of one or more indices. As a result, the Fund may be included in one or more index-tracking ETFs or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund's net asset value could be negatively impacted and the Fund's market price may be significantly below the Fund's net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

INDUSTRIALS COMPANIES RISK. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. These companies produce electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

MARKET CAPITALIZATION RISK. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

PORTFOLIO TURNOVER RISK. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

SMALLER COMPANIES RISK. Mid-capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

VALUE STOCKS INVESTMENT RISK. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and a broad-based market index. On April 8, 2016, the Fund's underlying index changed from the Defined Mid Cap Core Index to the Nasdaq AlphaDEX(R) Mid Cap Core Index. Therefore, the Fund's performance and historical returns shown below are not necessarily indicative of the performance that the Fund, based on the Index, would have generated. Returns for an underlying index are only disclosed for those periods in which the index was in existence for the whole period. Because the Fund's new underlying index had an inception date of January 11, 2016, it was not in existence for any of the periods disclosed. The new Index is substantially similar to the Defined Mid Cap Core Index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND--TOTAL RETURNS[1]

[1] The Fund's year-to-date return based on net asset value for the period 12/31/2015 to 3/31/2016 was 3.56%.

During the period shown in the chart above:

BEST QUARTER	WORST QUARTER
24.50% (June 30, 2009)	-26.89% (December 31, 2008)

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2015
Average Annual Total Returns - First Trust Mid Cap Core AlphaDEX(R) Fund	Label	1 Year	5 Years	Since Inception	Inception Date
First Trust Mid Cap Core AlphaDEX(R) Fund		(8.09%)	8.96%	6.38%	May 08, 2007
First Trust Mid Cap Core AlphaDEX(R) Fund | After Taxes on Distributions		(8.49%)	8.62%	6.07%
First Trust Mid Cap Core AlphaDEX(R) Fund | After Taxes on Distributions and Sales		(4.57%)	6.93%	4.95%
S&P MidCap 400(R) Index	(reflects no deduction for fees, expenses or taxes)	(2.18%)	10.68%	6.93%
Nasdaq AlphaDEX(R) Mid Cap Core Index	(reflects no deduction for fees, expenses or taxes)
Defined Mid Cap Core Index	(reflects no deduction for fees, expenses or taxes)	(7.53%)	9.72%	7.14%

*	On April 8, 2016, the Fund's underlying index changed from the Defined Mid Cap Core Index to the Nasdaq AlphaDEX(R) Mid Cap Core Index. Because the Fund's new underlying index had an inception date of January 11, 2016, performance information is not included above. The new Index is substantially similar to the Defined Mid Cap Core Index.

First Trust Small Cap Core AlphaDEX(R) Fund
SUMMARY INFORMATION
INVESTMENT OBJECTIVE

The First Trust Small Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Small Cap Core Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	First Trust Small Cap Core AlphaDEX(R) Fund First Trust Small Cap Core AlphaDEX(R) Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	First Trust Small Cap Core AlphaDEX(R) Fund First Trust Small Cap Core AlphaDEX(R) Fund
Management Fees	0.50%
Distribution and Service (12b-1) Fees	none	[1]
Fees Previously Waived or Expenses Reimbursed by First Trust	none	[2]
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.63%
Fee Waiver and Expense Reimbursement	none	[2]
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.63%
[1]	Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees any time before April 7, 2017.
[2]	First Trust Advisors L.P., the Fund's investment advisor, has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed 0.70% of its average daily net assets per year (the "Expense Cap") at least through April 7, 2017. Expenses reimbursed and fees waived under such agreement are subject to recovery by the Fund's investment advisor for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees waived by the Fund's investment advisor. The agreement may be terminated by the Trust on behalf of the Fund at any time and by the Fund's investment advisor only after April 7, 2017 upon 60 days' written notice.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following April 7, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
First Trust Small Cap Core AlphaDEX(R) Fund | First Trust Small Cap Core AlphaDEX(R) Fund | USD ($)	64	256	463	1,061

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 97% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund's investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the "Index Provider").

The Index is designed to select stocks from the NASDAQ US 700 Small Cap Index (the "Base Index") that may generate positive alpha, or risk-adjusted returns, relative to traditional indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Index attempts to generate positive alpha by identifying stocks based on three factors: value, momentum and size.

The Base Index is a comprehensive, rules-based index designed to measure stock market performance of small cap US companies, as determined by the Index Provider. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated.

Security selection for the Index will be conducted in the following manner:

1.	The selection universe for the Index begins with all stocks in the Base Index.
2.	The Index Provider then removes any stocks which do not trade on an eligible exchange; duplicate (multiple share classes) stocks; and stocks which do not meet the Index Provider's liquidity screens.
3.	The remaining stocks in the universe are then ranked on both growth and value factors. Each stock is classified as either a value stock or a growth stock, as determined by the Index Provider. A stock classified as a value stock will receive its value rank as its "selection score" and a stock classified as a growth stock will receive its growth rank as its "selection score."
4.	The top 525 stocks based on the selection score determined in step 3 comprise the "selected stocks." The selected stocks are then split into quintiles based on their selection score, with higher scoring quintiles receiving a greater weight in the Index.

The Index is reconstituted and rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The inception date of the Index was January 11, 2016. As of February 29, 2016, the Index was composed of 525 securities. See "Index Information" for additional information.

The Fund's strategy includes a quarterly portfolio rebalance and reconstitution which may result in a high rate of turnover. As of February 29, 2016, the Fund had significant investments in industrials companies. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. To determine the market capitalization range of such securities, the Fund uses the current range of the Index. However, the Fund will not sell a security because the security has exceeded or fallen below the current market capitalization range of the Index. As of February 29, 2016, the market capitalization range of securities in the Index was $277 million to $2.9 billion.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

GROWTH STOCKS INVESTMENT RISK. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings.

INDEX CONSTITUENT RISK. The Fund may be a constituent of one or more indices. As a result, the Fund may be included in one or more index-tracking ETFs or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund's net asset value could be negatively impacted and the Fund's market price may be significantly below the Fund's net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

INDUSTRIALS COMPANIES RISK. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. These companies produce electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

MARKET CAPITALIZATION RISK. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range. Because the Fund invests in small capitalization companies, the Fund is more vulnerable to adverse general market or economic developments, may be less liquid, and may experience greater price volatility than larger, more established companies.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

PORTFOLIO TURNOVER RISK. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

SMALLER COMPANIES RISK. Small-capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

VALUE STOCKS INVESTMENT RISK. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and a broad-based market index. On April 8, 2016, the Fund's underlying index changed from the Defined Small Cap Core Index to the Nasdaq AlphaDEX(R) Small Cap Core Index. Therefore, the Fund's performance and historical returns shown below are not necessarily indicative of the performance that the Fund, based on the Index, would have generated. Returns for an underlying index are only disclosed for those periods in which the index was in existence for the whole period. Because the Fund's new underlying index had an inception date of January 11, 2016, it was not in existence for any of the periods disclosed. The new Index is substantially similar to the Defined Small Cap Core Index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND--TOTAL RETURNS[1]

[1] The Fund's year-to-date return based on net asset value for the period 12/31/2015 to 3/31/2016 was 2.21%.

During the period shown in the chart above:

BEST QUARTER	WORST QUARTER
29.60% (June 30, 2009)	-27.22% (December 31, 2008)

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2015
Average Annual Total Returns - First Trust Small Cap Core AlphaDEX(R) Fund	Label	1 Year	5 Years	Since Inception	Inception Date
First Trust Small Cap Core AlphaDEX(R) Fund		(8.91%)	8.78%	5.15%	May 08, 2007
First Trust Small Cap Core AlphaDEX(R) Fund | After Taxes on Distributions		(9.23%)	8.50%	4.93%
First Trust Small Cap Core AlphaDEX(R) Fund | After Taxes on Distributions and Sales		(5.03%)	6.81%	3.98%
S&P SmallCap 600(R) Index	(reflects no deduction for fees, expenses or taxes)	(1.97%)	11.48%	6.58%
Nasdaq AlphaDEX(R) Small Cap Core Index	(reflects no deduction for fees, expenses or taxes)
Defined Small Cap Core Index	(reflects no deduction for fees, expenses or taxes)	(8.44%)	9.53%	5.96%

*	On April 8, 2016, the Fund's underlying index changed from the Defined Small Cap Core Index to the Nasdaq AlphaDEX(R) Small Cap Core Index. Because the Fund's new underlying index had an inception date of January 11, 2016, performance information is not included above. The new Index is substantially similar to the Defined Small Cap Core Index.

First Trust Large Cap Value AlphaDEX(R) Fund
SUMMARY INFORMATION
INVESTMENT OBJECTIVE

The First Trust Large Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Large Cap Value Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	First Trust Large Cap Value AlphaDEX(R) Fund First Trust Large Cap Value AlphaDEX(R) Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	First Trust Large Cap Value AlphaDEX(R) Fund First Trust Large Cap Value AlphaDEX(R) Fund
Management Fees	0.50%
Distribution and Service (12b-1) Fees	none	[1]
Fees Previously Waived or Expenses Reimbursed by First Trust	none	[2]
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.62%
Fee Waiver and Expense Reimbursement	none	[2]
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.62%
[1]	Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees any time before April 7, 2017.
[2]	First Trust Advisors L.P., the Fund's investment advisor, has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed 0.70% of its average daily net assets per year (the "Expense Cap") at least through April 7, 2017. Expenses reimbursed and fees waived under such agreement are subject to recovery by the Fund's investment advisor for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees waived by the Fund's investment advisor. The agreement may be terminated by the Trust on behalf of the Fund at any time and by the Fund's investment advisor only after April 7, 2017 upon 60 days' written notice.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following April 7, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
First Trust Large Cap Value AlphaDEX(R) Fund | First Trust Large Cap Value AlphaDEX(R) Fund | USD ($)	63	253	458	1,049

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 78% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund's investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the "Index Provider").

The Index is designed to select value stocks from the NASDAQ US 500 Large Cap Index (the "Base Index") that may generate positive alpha, or risk-adjusted returns, relative to traditional indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Index attempts to generate positive alpha by identifying stocks based on three factors: value, momentum and size.

The Base Index is a comprehensive, rules-based index designed to measure stock market performance of large cap US companies, as determined by the Index Provider. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated.

Security selection for the Index will be conducted in the following manner:

1.	The selection universe for the Index begins with all stocks in the Base Index.
2.	The Index Provider then removes any stocks which do not trade on an eligible exchange; duplicate (multiple share classes) stocks; and stocks which do not meet the Index Provider's liquidity screens.
3.	The remaining stocks in the universe are then ranked on both growth and value factors. Each stock is classified as either a value stock or a growth stock, as determined by the Index Provider. A stock classified as a value stock will receive its value rank as its "selection score" and a stock classified as a growth stock will receive its growth rank as its "selection score." Only those stocks designated as value stocks are eligible for the portfolio.
4.	The top 187 stocks based on the selection score determined in step 3 comprise the "selected stocks." The selected stocks are then split into quintiles based on their selection score, with higher scoring quintiles receiving a greater weight in the Index.

The Index is reconstituted and rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The inception date of the Index was January 11, 2016. As of February 29, 2016, the Index was composed of 187 securities. See "Index Information" for additional information.

The Fund's strategy includes a quarterly portfolio rebalance and reconstitution which may result in a high rate of turnover. As of February 29, 2016, the Fund had significant investments in financial companies. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. To determine the market capitalization range of such securities, the Fund uses the current range of the Index. However, the Fund will not sell a security because the security has exceeded or fallen below the current market capitalization range of the Index. As of February 29, 2016, the market capitalization range of securities in the Index was $3.7 billion to $333.7 billion.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

INDEX CONSTITUENT RISK. The Fund may be a constituent of one or more indices. As a result, the Fund may be included in one or more index-tracking ETFs or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund's net asset value could be negatively impacted and the Fund's market price may be significantly below the Fund's net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

MARKET CAPITALIZATION RISK. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

PORTFOLIO TURNOVER RISK. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

VALUE STOCKS INVESTMENT RISK. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index, a broad-based market index and a specialized securities market index. On April 8, 2016, the Fund's underlying index changed from the Defined Large Cap Value Index to the Nasdaq AlphaDEX(R) Large Cap Value Index. Therefore, the Fund's performance and historical returns shown below are not necessarily indicative of the performance that the Fund, based on the Index, would have generated. Returns for an underlying index are only disclosed for those periods in which the index was in existence for the whole period. Because the Fund's new underlying index had an inception date of January 11, 2016, it was not in existence for any of the periods disclosed. The new Index is substantially similar to the Defined Large Cap Value Index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND--TOTAL RETURNS[1]

[1] The Fund's year-to-date return based on net asset value for the period 12/31/2015 to 3/31/2016 was 6.04%.

During the period shown in the chart above:

BEST QUARTER	WORST QUARTER
31.01% (June 30, 2009)	-24.78% (December 31, 2008)

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2015
Average Annual Total Returns - First Trust Large Cap Value AlphaDEX(R) Fund	Label	1 Year	5 Years	Since Inception	Inception Date
First Trust Large Cap Value AlphaDEX(R) Fund		(10.27%)	9.62%	4.72%	May 08, 2007
First Trust Large Cap Value AlphaDEX(R) Fund | After Taxes on Distributions		(11.03%)	8.87%	4.03%
First Trust Large Cap Value AlphaDEX(R) Fund | After Taxes on Distributions and Sales		(5.80%)	(7.27%)	3.38%
S&P 500(R) Index	(reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	5.84%
S&P 500(R) Value Index	(reflects no deduction for fees, expenses or taxes)	(3.13%)	10.96%	3.54%
Nasdaq AlphaDEX(R) Large Cap Value Index	(reflects no deduction for fees, expenses or taxes)
Defined Large Cap Value Index	(reflects no deduction for fees, expenses or taxes)	(9.71%)	10.41%	5.51%

*	On April 8, 2016, the Fund's underlying index changed from the Defined Large Cap Value Index to the Nasdaq AlphaDEX(R) Large Cap Value Index. Because the Fund's new underlying index had an inception date of January 11, 2016, performance information is not included above. The new Index is substantially similar to the Defined Large Cap Value Index.

First Trust Large Cap Growth AlphaDEX(R) Fund
SUMMARY INFORMATION
INVESTMENT OBJECTIVE

The First Trust Large Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Large Cap Growth Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	First Trust Large Cap Growth AlphaDEX(R) Fund First Trust Large Cap Growth AlphaDEX(R) Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	First Trust Large Cap Growth AlphaDEX(R) Fund First Trust Large Cap Growth AlphaDEX(R) Fund
Management Fees	0.50%
Distribution and Service (12b-1) Fees	none	[1]
Fees Previously Waived or Expenses Reimbursed by First Trust	none	[2]
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.62%
Fee Waiver and Expense Reimbursement	none	[2]
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.62%
[1]	Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees any time before April 7, 2017.
[2]	First Trust Advisors L.P., the Fund's investment advisor, has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed 0.70% of its average daily net assets per year (the "Expense Cap") at least through April 7, 2017. Expenses reimbursed and fees waived under such agreement are subject to recovery by the Fund's investment advisor for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees waived by the Fund's investment advisor. The agreement may be terminated by the Trust on behalf of the Fund at any time and by the Fund's investment advisor only after April 7, 2017 upon 60 days' written notice.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following April 7, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
First Trust Large Cap Growth AlphaDEX(R) Fund | First Trust Large Cap Growth AlphaDEX(R) Fund | USD ($)	63	253	458	1,049

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 143% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund's investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the "Index Provider").

The Index is designed to select growth stocks from the NASDAQ US 500 Large Cap Index (the "Base Index") that may generate positive alpha, or risk-adjusted returns, relative to traditional indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Index attempts to generate positive alpha by identifying stocks based on three factors: value, momentum and size.

The Base Index is a comprehensive, rules-based index designed to measure stock market performance of large cap US companies, as determined by the Index Provider. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated.

Security selection for the Index will be conducted in the following manner:

1.	The selection universe for the Index begins with all stocks in the Base Index.
2.	The Index Provider then removes any stocks which do not trade on an eligible exchange; duplicate (multiple share classes) stocks; and stocks which do not meet the Index Provider's liquidity screens.
3.	The remaining stocks in the universe are then ranked on both growth and value factors. Each stock is classified as either a value stock or a growth stock, as determined by the Index Provider. A stock classified as a value stock will receive its value rank as its "selection score" and a stock classified as a growth stock will receive its growth rank as its "selection score." Only those stocks designated as growth stocks are eligible for the portfolio.
4.	The top 187 stocks based on the selection score determined in step 3 comprise the "selected stocks." The selected stocks are then split into quintiles based on their selection score, with higher scoring quintiles receiving a greater weight in the Index.

The Index is reconstituted and rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The inception date of the Index was January 11, 2016. As of February 29, 2016, the Index was composed of 187 securities. See "Index Information" for additional information.

The Fund's strategy includes a quarterly portfolio rebalance and reconstitution which may result in a high rate of turnover. As of February 29, 2016, the Fund had significant investments in consumer discretionary companies. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. To determine the market capitalization range of such securities, the Fund uses the current range of the Index. However, the Fund will not sell a security because the security has exceeded or fallen below the current market capitalization range of the Index. As of February 29, 2016, the market capitalization range of securities in the Index was $4.8 billion to $539.1 billion.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CONSUMER DISCRETIONARY COMPANIES RISK. Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

GROWTH STOCKS INVESTMENT RISK. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings.

INDEX CONSTITUENT RISK. The Fund may be a constituent of one or more indices. As a result, the Fund may be included in one or more index-tracking ETFs or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund's net asset value could be negatively impacted and the Fund's market price may be significantly below the Fund's net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

MARKET CAPITALIZATION RISK. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

PORTFOLIO TURNOVER RISK. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index, a broad-based market index and a specialized securities market index. On April 8, 2016, the Fund's underlying index changed from the Defined Large Cap Growth Index to the Nasdaq AlphaDEX(R) Large Cap Growth Index. Therefore, the Fund's performance and historical returns shown below are not necessarily indicative of the performance that the Fund, based on the Index, would have generated. Returns for an underlying index are only disclosed for those periods in which the index was in existence for the whole period. Because the Fund's new underlying index had an inception date of January 11, 2016, it was not in existence for any of the periods disclosed. The new Index is substantially similar to the Defined Large Cap Growth Index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND--TOTAL RETURNS[1]

[1] The Fund's year-to-date return based on net asset value for the period 12/31/2015 to 3/31/2016 was 0.31%.

During the period shown in the chart above:

BEST QUARTER	WORST QUARTER
18.05% (September 30, 2009)	-22.58% (December 31, 2008)

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2015
Average Annual Total Returns - First Trust Large Cap Growth AlphaDEX(R) Fund	Label	1 Year	5 Years	Since Inception	Inception Date
First Trust Large Cap Growth AlphaDEX(R) Fund		4.29%	11.96%	6.32%	May 08, 2007
First Trust Large Cap Growth AlphaDEX(R) Fund | After Taxes on Distributions		4.05%	11.63%	6.06%
First Trust Large Cap Growth AlphaDEX(R) Fund | After Taxes on Distributions and Sales		2.43%	9.38%	4.92%
S&P 500(R) Index	(reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	5.84%
S&P 500(R) Growth Index	(reflects no deduction for fees, expenses or taxes)	5.52%	14.06%	8.05%
Nasdaq AlphaDEX(R) Large Cap Growth Index	(reflects no deduction for fees, expenses or taxes)
Defined Large Cap Growth Index	(reflects no deduction for fees, expenses or taxes)	5.00%	12.77%	7.10%

*	On April 8, 2016, the Fund's underlying index changed from the Defined Large Cap Growth Index to the Nasdaq AlphaDEX(R) Large Cap Growth Index. Because the Fund's new underlying index had an inception date of January 11, 2016, performance information is not included above. The new Index is substantially similar to the Defined Large Cap Growth Index.

First Trust Multi Cap Value AlphaDEX(R) Fund
SUMMARY INFORMATION
INVESTMENT OBJECTIVE

The First Trust Multi Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Multi Cap Value Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	First Trust Multi Cap Value AlphaDEX(R) Fund First Trust Multi Cap Value AlphaDEX(R) Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	First Trust Multi Cap Value AlphaDEX(R) Fund First Trust Multi Cap Value AlphaDEX(R) Fund
Management Fees	0.50%
Distribution and Service (12b-1) Fees	none	[1]
Fees Previously Waived or Expenses Reimbursed by First Trust	none	[2]
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.64%
Fee Waiver and Expense Reimbursement	none	[2]
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.64%
[1]	Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees any time before April 7, 2017.
[2]	First Trust Advisors L.P., the Fund's investment advisor, has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed 0.70% of its average daily net assets per year (the "Expense Cap") at least through April 7, 2017. Expenses reimbursed and fees waived under such agreement are subject to recovery by the Fund's investment advisor for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees waived by the Fund's investment advisor. The agreement may be terminated by the Trust on behalf of the Fund at any time and by the Fund's investment advisor only after April 7, 2017 upon 60 days' written notice.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following April 7, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
First Trust Multi Cap Value AlphaDEX(R) Fund | First Trust Multi Cap Value AlphaDEX(R) Fund | USD ($)	65	259	469	1,073

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 82% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund's investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the "Index Provider").

The Index is designed to select value stocks from the NASDAQ US 500 Large Cap Index, NASDAQ US 600 Mid Cap Index and NASDAQ US 700 Small Cap Index (the "Base Indices") that may generate positive alpha, or risk-adjusted returns, relative to traditional indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Index attempts to generate positive alpha by identifying stocks based on three factors: value, momentum and size.

The Base Indices are comprehensive, rules-based indices designed to measure stock market performance of US companies of all market capitalizations, as determined by the Index Provider. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated.

Security selection for the Index will be conducted in the following manner:

1.	The selection universe for the Index begins with all stocks in the Base Indices.
2.	The Index Provider then removes any stocks which do not trade on an eligible exchange; duplicate (multiple share classes) stocks; and stocks which do not meet the Index Provider's liquidity screens.
Stocks from the NADSAQ US 500 Large Cap Index will comprise 50% of the Index; stocks from the NASDAQ US 600 Mid Cap Index will comprise 30% of the Index; and stocks from the NASDAQ US 700 Small Cap Index will comprise 20% of the Index at each rebalance. The following steps are performed for each size class independently:
3.	The remaining stocks in each Base Index are then ranked on both growth and value factors. Each stock is classified as either a value stock or a growth stock, as determined by the Index Provider. A stock classified as a value stock will receive its value rank as its "selection score" and a stock classified as a growth stock will receive its growth rank as its "selection score." Only those stocks designated as value stocks are eligible for the portfolio.
4.	The top 187 stocks from the NASDAQ US 500 Large Cap Index, top 225 stocks from the NASDAQ US 600 Mid Cap Index and top 262 stocks from the NASDAQ US 700 Small Cap Index based on the selection score determined in step 3 comprise the "selected stocks." Within each size class, the selected stocks are then split into quintiles based on their selection score, with higher scoring quintiles receiving a greater weight in the Index.

The Index is reconstituted and rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The inception date of the Index was January 11, 2016. As of February 29, 2016, the Index was composed of 674 securities. See "Index Information" for additional information.

The Fund's strategy includes a quarterly portfolio rebalance and reconstitution which may result in a high rate of turnover. As of February 29, 2016, the Fund had significant investments in financial companies. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. To determine the market capitalization range of such securities, the Fund uses the current range of the Index. However, the Fund will not sell a security because the security has exceeded or fallen below the current market capitalization range of the Index. As of February 29, 2016, the market capitalization range of securities in the Index was $277 million to $333.7 billion.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

INDEX CONSTITUENT RISK. The Fund may be a constituent of one or more indices. As a result, the Fund may be included in one or more index-tracking ETFs or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund's net asset value could be negatively impacted and the Fund's market price may be significantly below the Fund's net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

MARKET CAPITALIZATION RISK. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

PORTFOLIO TURNOVER RISK. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

SMALLER COMPANIES RISK. Small and/or mid-capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

VALUE STOCKS INVESTMENT RISK. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index, a broad-based market index and a specialized securities market index. On April 8, 2016, the Fund's underlying index changed from the Defined Multi Cap Value Index to the Nasdaq AlphaDEX(R) Multi Cap Value Index. Therefore, the Fund's performance and historical returns shown below are not necessarily indicative of the performance that the Fund, based on the Index, would have generated. Returns for an underlying index are only disclosed for those periods in which the index was in existence for the whole period. Because the Fund's new underlying index had an inception date of January 11, 2016, it was not in existence for any of the periods disclosed. The new Index is substantially similar to the Defined Multi Cap Value Index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND--TOTAL RETURNS[1]

[1] The Fund's year-to-date return based on net asset value for the period 12/31/2015 to 3/31/2016 was 5.91%.

During the period shown in the chart above:

BEST QUARTER	WORST QUARTER
33.70% (June 30, 2009)	-26.85% (December 31, 2008)

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2015
Average Annual Total Returns - First Trust Multi Cap Value AlphaDEX(R) Fund	Label	1 Year	5 Years	Since Inception	Inception Date
First Trust Multi Cap Value AlphaDEX(R) Fund		(12.45%)	8.80%	5.06%	May 08, 2007
First Trust Multi Cap Value AlphaDEX(R) Fund | After Taxes on Distributions		(13.03%)	8.22%	4.50%
First Trust Multi Cap Value AlphaDEX(R) Fund | After Taxes on Distributions and Sales		(7.03%)	6.68%	3.73%
S&P Composite 1500(R) Index	(reflects no deduction for fees, expenses or taxes)	1.01%	12.39%	5.97%
S&P Composite 1500(R) Value Index	(reflects no deduction for fees, expenses or taxes)	(3.53%)	10.88%	3.79%
Nasdaq AlphaDEX(R) Multi Cap Value Index	(reflects no deduction for fees, expenses or taxes)
Defined Multi Cap Value Index	(reflects no deduction for fees, expenses or taxes)	(11.84%)	9.63%	5.89%

*	On April 8, 2016, the Fund's underlying index changed from the Defined Multi Cap Value Index to the Nasdaq AlphaDEX(R) Multi Cap Value Index. Because the Fund's new underlying index had an inception date of January 11, 2016, performance information is not included above. The new Index is substantially similar to the Defined Multi Cap Value Index.

First Trust Multi Cap Growth AlphaDEX(R) Fund
SUMMARY INFORMATION
INVESTMENT OBJECTIVE

The First Trust Multi Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Multi Cap Growth Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	First Trust Multi Cap Growth AlphaDEX(R) Fund First Trust Multi Cap Growth AlphaDEX(R) Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	First Trust Multi Cap Growth AlphaDEX(R) Fund First Trust Multi Cap Growth AlphaDEX(R) Fund
Management Fees	0.50%
Distribution and Service (12b-1) Fees	none	[1]
Fees Previously Waived or Expenses Reimbursed by First Trust	none	[2]
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.66%
Fee Waiver and Expense Reimbursement	none	[2]
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.66%
[1]	Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees any time before April 7, 2017.
[2]	First Trust Advisors L.P., the Fund's investment advisor, has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed 0.70% of its average daily net assets per year (the "Expense Cap") at least through April 7, 2017. Expenses reimbursed and fees waived under such agreement are subject to recovery by the Fund's investment advisor for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees waived by the Fund's investment advisor. The agreement may be terminated by the Trust on behalf of the Fund at any time and by the Fund's investment advisor only after April 7, 2017 upon 60 days' written notice.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following April 7, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
First Trust Multi Cap Growth AlphaDEX(R) Fund | First Trust Multi Cap Growth AlphaDEX(R) Fund | USD ($)	67	265	479	1,097

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 135% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund's investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the "Index Provider").

The Index is designed to select growth stocks from the NASDAQ US 500 Large Cap Index, NASDAQ US 600 Mid Cap Index and NASDAQ US 700 Small Cap Index (the "Base Indices") that may generate positive alpha, or risk-adjusted returns, relative to traditional indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Index attempts to generate positive alpha by identifying stocks based on three factors: value, momentum and size.

The Base Indices are comprehensive, rules-based indices designed to measure stock market performance of US companies of all market capitalizations, as determined by the Index Provider. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated.

Security selection for the Index will be conducted in the following manner:

1.	The selection universe for the Index begins with all stocks in the Base Indices.
2.	The Index Provider then removes any stocks which do not trade on an eligible exchange; duplicate (multiple share classes) stocks; and stocks which do not meet the Index Provider's liquidity screens.
Stocks from the NADSAQ US 500 Large Cap Index will comprise 50% of the Index; stocks from the NASDAQ US 600 Mid Cap Index will comprise 30% of the Index; and stocks from the NASDAQ US 700 Small Cap Index will comprise 20% of the Index at each rebalance. The following steps are performed for each size class independently:
3.	The remaining stocks in each Base Index are then ranked on both growth and value factors. Each stock is classified as either a value stock or a growth stock, as determined by the Index Provider. A stock classified as a value stock will receive its value rank as its "selection score" and a stock classified as a growth stock will receive its growth rank as its "selection score." Only those stocks designated as growth stocks are eligible for the portfolio.
4.	The top 187 stocks from the NASDAQ US 500 Large Cap Index, top 225 stocks from the NASDAQ US 600 Mid Cap Index and top 262 stocks from the NASDAQ US 700 Small Cap Index based on the selection score determined in step 3 comprise the "selected stocks." Within each size class, the selected stocks are then split into quintiles based on their selection score, with higher scoring quintiles receiving a greater weight in the Index.

The Index is reconstituted and rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The inception date of the Index was January 11, 2016. As of February 29, 2016, the Index was composed of 674 securities. See "Index Information" for additional information.

The Fund's strategy includes a quarterly portfolio rebalance and reconstitution which may result in a high rate of turnover. As of February 29, 2016, the Fund had significant investments in consumer discretionary companies. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. To determine the market capitalization range of such securities, the Fund uses the current range of the Index. However, the Fund will not sell a security because the security has exceeded or fallen below the current market capitalization range of the Index. As of February 29, 2016, the market capitalization range of securities in the Index was $273 million to $539 billion.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CONSUMER DISCRETIONARY COMPANIES RISK. Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

GROWTH STOCKS INVESTMENT RISK. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings.

INDEX CONSTITUENT RISK. The Fund may be a constituent of one or more indices. As a result, the Fund may be included in one or more index-tracking ETFs or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund's net asset value could be negatively impacted and the Fund's market price may be significantly below the Fund's net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

MARKET CAPITALIZATION RISK. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

PORTFOLIO TURNOVER RISK. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

SMALLER COMPANIES RISK. Small and/or mid-capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index, a broad-based market index and a specialized securities market index. On April 8, 2016, the Fund's underlying index changed from the Defined Multi Cap Growth Index to the Nasdaq AlphaDEX(R) Multi Cap Growth Index. Therefore, the Fund's performance and historical returns shown below are not necessarily indicative of the performance that the Fund, based on the Index, would have generated. Returns for an underlying index are only disclosed for those periods in which the index was in existence for the whole period. Because the Fund's new underlying index had an inception date of January 11, 2016, it was not in existence for any of the periods disclosed. The new Index is substantially similar to the Defined Multi Cap Growth Index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND--TOTAL RETURNS[1]

[1] The Fund's year-to-date return based on net asset value for the period 12/31/2015 to 3/31/2016 was 0.00%.

During the period shown in the chart above:

BEST QUARTER	WORST QUARTER
19.09% (September 30, 2009)	-23.61% (December 31, 2008)

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2015
Average Annual Total Returns - First Trust Multi Cap Growth AlphaDEX(R) Fund	Label	1 Year	5 Years	Since Inception	Inception Date
First Trust Multi Cap Growth AlphaDEX(R) Fund		2.10%	10.95%	6.34%	May 08, 2007
First Trust Multi Cap Growth AlphaDEX(R) Fund | After Taxes on Distributions		1.92%	10.74%	6.19%
First Trust Multi Cap Growth AlphaDEX(R) Fund | After Taxes on Distributions and Sales		1.19%	8.62%	5.00%
S&P Composite 1500(R) Index	(reflects no deduction for fees, expenses or taxes)	1.01%	12.39%	5.97%
S&P Composite 1500(R) Growth Index	(reflects no deduction for fees, expenses or taxes)	5.21%	13.80%	8.08%
Nasdaq AlphaDEX(R) Multi Cap Growth Index	(reflects no deduction for fees, expenses or taxes)
Defined Multi Cap Growth Index	(reflects no deduction for fees, expenses or taxes)	2.90%	11.81%	7.16%

*	On April 8, 2016, the Fund's underlying index changed from the Defined Multi Cap Growth Index to the Nasdaq AlphaDEX(R) Multi Cap Growth Index. Because the Fund's new underlying index had an inception date of January 11, 2016, performance information is not included above. The new Index is substantially similar to the Defined Multi Cap Growth Index.

First Trust Mid Cap Value AlphaDEX(R) Fund
SUMMARY INFORMATION
INVESTMENT OBJECTIVE

The First Trust Mid Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Mid Cap Value Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	First Trust Mid Cap Value AlphaDEX(R) Fund First Trust Mid Cap Value AlphaDEX(R) Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	First Trust Mid Cap Value AlphaDEX(R) Fund First Trust Mid Cap Value AlphaDEX(R) Fund
Management Fees	0.70%
Distribution and Service (12b-1) Fees	none	[1]
Other Expenses	none
Total Annual Fund Operating Expenses	0.70%
[1]	Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees any time before April 7, 2017.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following April 7, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
First Trust Mid Cap Value AlphaDEX(R) Fund | First Trust Mid Cap Value AlphaDEX(R) Fund | USD ($)	72	278	501	1,144

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 88% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund's investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the "Index Provider").

The Index is designed to select value stocks from the NASDAQ US 600 Mid Cap Index (the "Base Index") that may generate positive alpha, or risk-adjusted returns, relative to traditional indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Index attempts to generate positive alpha by identifying stocks based on three factors: value, momentum and size.

The Base Index is a comprehensive, rules-based index designed to measure stock market performance of mid cap US companies, as determined by the Index Provider. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated.

Security selection for the Index will be conducted in the following manner:

1.	The selection universe for the Index begins with all stocks in the Base Index.
2.	The Index Provider then removes any stocks which do not trade on an eligible exchange; duplicate (multiple share classes) stocks; and stocks which do not meet the Index Provider's liquidity screens.
3.	The remaining stocks in the universe are then ranked on both growth and value factors. Each stock is classified as either a value stock or a growth stock, as determined by the Index Provider. A stock classified as a value stock will receive its value rank as its "selection score" and a stock classified as a growth stock will receive its growth rank as its "selection score." Only those stocks designated as value stocks are eligible for the portfolio.
4.	The top 225 stocks based on the selection score determined in step 3 comprise the "selected stocks." The selected stocks are then split into quintiles based on their selection score, with higher scoring quintiles receiving a greater weight in the Index.

The Index is reconstituted and rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The inception date of the Index was January 11, 2016. As of February 29, 2016, the Index was composed of 225 securities. See "Index Information" for additional information.

The Fund's strategy includes a quarterly portfolio rebalance and reconstitution which may result in a high rate of turnover. As of February 29, 2016, the Fund had significant investments in industrials and financial companies. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. To determine the market capitalization range of such securities, the Fund uses the current range of the Index. However, the Fund will not sell a security because the security has exceeded or fallen below the current market capitalization range of the Index. As of February 29, 2016, the market capitalization range of securities in the Index was $614 million to $7.7 billion.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

INDEX CONSTITUENT RISK. The Fund may be a constituent of one or more indices. As a result, the Fund may be included in one or more index-tracking ETFs or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund's net asset value could be negatively impacted and the Fund's market price may be significantly below the Fund's net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

INDUSTRIALS COMPANIES RISK. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. These companies produce electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

MARKET CAPITALIZATION RISK. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

PORTFOLIO TURNOVER RISK. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

SMALLER COMPANIES RISK. Mid-capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

VALUE STOCKS INVESTMENT RISK. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and a broad-based market index. On April 8, 2016, the Fund's underlying index changed from the Defined Mid Cap Value Index to the Nasdaq AlphaDEX(R) Mid Cap Value Index. Therefore, the Fund's performance and historical returns shown below are not necessarily indicative of the performance that the Fund, based on the Index, would have generated. Returns for an underlying index are only disclosed for those periods in which the index was in existence for the whole period. Because the Fund's new underlying index had an inception date of January 11, 2016, it was not in existence for any of the periods disclosed. The new Index is substantially similar to the Defined Mid Cap Value Index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND--TOTAL RETURNS[1]

[1] The Fund's year-to-date return based on net asset value for the period 12/31/2015 to 3/31/2016 was 6.34%.

During the period shown in the chart above:

BEST QUARTER	WORST QUARTER
14.59% (March 31, 2013)	-11.78% (September 30, 2015)

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2015
Average Annual Total Returns - First Trust Mid Cap Value AlphaDEX(R) Fund	Label	1 Year	Since Inception	Inception Date
First Trust Mid Cap Value AlphaDEX(R) Fund		(13.11%)	7.21%	Apr. 19, 2011
First Trust Mid Cap Value AlphaDEX(R) Fund | After Taxes on Distributions		(13.62%)	6.75%
First Trust Mid Cap Value AlphaDEX(R) Fund | After Taxes on Distributions and Sales		(7.40%)	5.45%
S&P MidCap 400(R) Value Index	(reflects no deduction for fees, expenses or taxes)	(6.65%)	9.35%
Nasdaq AlphaDEX(R) Mid Cap Value Index	(reflects no deduction for fees, expenses or taxes)
Defined Mid Cap Value Index	(reflects no deduction for fees, expenses or taxes)	(12.57%)	7.98%

*	On April 8, 2016, the Fund's underlying index changed from the Defined Mid Cap Value Index to the Nasdaq AlphaDEX(R) Mid Cap Value Index. Because the Fund's new underlying index had an inception date of January 11, 2016, performance information is not included above. The new Index is substantially similar to the Defined Mid Cap Value Index.

First Trust Mid Cap Growth AlphaDEX(R) Fund
SUMMARY INFORMATION
INVESTMENT OBJECTIVE

The First Trust Mid Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Mid Cap Growth Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	First Trust Mid Cap Growth AlphaDEX(R) Fund First Trust Mid Cap Growth AlphaDEX(R) Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	First Trust Mid Cap Growth AlphaDEX(R) Fund First Trust Mid Cap Growth AlphaDEX(R) Fund
Management Fees	0.70%
Distribution and Service (12b-1) Fees	none	[1]
Other Expenses	none
Total Annual Fund Operating Expenses	0.70%
[1]	Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees any time before April 7, 2017.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following April 7, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
First Trust Mid Cap Growth AlphaDEX(R) Fund | First Trust Mid Cap Growth AlphaDEX(R) Fund | USD ($)	72	278	501	1,144

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 159% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund's investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the "Index Provider").

The Index is designed to select growth stocks from the NASDAQ US 600 Mid Cap Index (the "Base Index") that may generate positive alpha, or risk-adjusted returns, relative to traditional indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Index attempts to generate positive alpha by identifying stocks based on three factors: value, momentum and size.

The Base Index is a comprehensive, rules-based index designed to measure stock market performance of mid cap US companies, as determined by the Index Provider. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated.

Security selection for the Index will be conducted in the following manner:

1.	The selection universe for the Index begins with all stocks in the Base Index.
2.	The Index Provider then removes any stocks which do not trade on an eligible exchange; duplicate (multiple share classes) stocks; and stocks which do not meet the Index Provider's liquidity screens.
3.	The remaining stocks in the universe are then ranked on both growth and value factors. Each stock is classified as either a value stock or a growth stock, as determined by the Index Provider. A stock classified as a value stock will receive its value rank as its "selection score" and a stock classified as a growth stock will receive its growth rank as its "selection score." Only those stocks designated as growth stocks are eligible for the portfolio.
4.	The top 225 stocks based on the selection score determined in step 3 comprise the "selected stocks." The selected stocks are then split into quintiles based on their selection score, with higher scoring quintiles receiving a greater weight in the Index.

The Index is reconstituted and rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The inception date of the Index was January 11, 2016. As of February 29, 2016, the Index was composed of 225 securities. See "Index Information" for additional information.

The Fund's strategy includes a quarterly portfolio rebalance and reconstitution which may result in a high rate of turnover. As of February 29, 2016, the Fund had significant investments in financial companies. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. To determine the market capitalization range of such securities, the Fund uses the current range of the Index. However, the Fund will not sell a security because the security has exceeded or fallen below the current market capitalization range of the Index. As of February 29, 2016, the market capitalization range of securities in the Index was $1 billion to $8 billion.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

GROWTH STOCKS INVESTMENT RISK. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings.

INDEX CONSTITUENT RISK. The Fund may be a constituent of one or more indices. As a result, the Fund may be included in one or more index-tracking ETFs or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund's net asset value could be negatively impacted and the Fund's market price may be significantly below the Fund's net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

MARKET CAPITALIZATION RISK. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

PORTFOLIO TURNOVER RISK. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

SMALLER COMPANIES RISK. Mid-capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and a broad-based market index. On April 8, 2016, the Fund's underlying index changed from the Defined Mid Cap Growth Index to the Nasdaq AlphaDEX(R) Mid Cap Growth Index. Therefore, the Fund's performance and historical returns shown below are not necessarily indicative of the performance that the Fund, based on the Index, would have generated. Returns for an underlying index are only disclosed for those periods in which the index was in existence for the whole period. Because the Fund's new underlying index had an inception date of January 11, 2016, it was not in existence for any of the periods disclosed. The new Index is substantially similar to the Defined Mid Cap Growth Index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND--TOTAL RETURNS[1]

[1] The Fund's year-to-date return based on net asset value for the period 12/31/2015 to 3/31/2016 was 0.16%.

During the period shown in the chart above:

BEST QUARTER	WORST QUARTER
13.55% (March 31, 2013)	-8.68% (September 30, 2015)

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2015
Average Annual Total Returns - First Trust Mid Cap Growth AlphaDEX(R) Fund	Label	1 Year	Since Inception	Inception Date
First Trust Mid Cap Growth AlphaDEX(R) Fund		(1.20%)	8.29%	Apr. 19, 2011
First Trust Mid Cap Growth AlphaDEX(R) Fund | After Taxes on Distributions		(1.39%)	8.14%
First Trust Mid Cap Growth AlphaDEX(R) Fund | After Taxes on Distributions and Sales		(0.67%)	6.45%
S&P MidCap 400(R) Growth Index	(reflects no deduction for fees, expenses or taxes)	2.02%	9.98%
Nasdaq AlphaDEX(R) Mid Cap Growth Index	(reflects no deduction for fees, expenses or taxes)
Defined Mid Cap Growth Index	(reflects no deduction for fees, expenses or taxes)	(0.42%)	9.12%

*	On April 8, 2016, the Fund's underlying index changed from the Defined Mid Cap Growth Index to the Nasdaq AlphaDEX(R) Mid Cap Growth Index. Because the Fund's new underlying index had an inception date of January 11, 2016, performance information is not included above. The new Index is substantially similar to the Defined Mid Cap Growth Index.

First Trust Small Cap Value AlphaDEX(R) Fund
SUMMARY INFORMATION
INVESTMENT OBJECTIVE

The First Trust Small Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Small Cap Value Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	First Trust Small Cap Value AlphaDEX(R) Fund First Trust Small Cap Value AlphaDEX(R) Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	First Trust Small Cap Value AlphaDEX(R) Fund First Trust Small Cap Value AlphaDEX(R) Fund
Management Fees	0.70%
Distribution and Service (12b-1) Fees	none	[1]
Other Expenses	none
Total Annual Fund Operating Expenses	0.70%
[1]	Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees any time before April 7, 2017.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following April 7, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
First Trust Small Cap Value AlphaDEX(R) Fund | First Trust Small Cap Value AlphaDEX(R) Fund | USD ($)	72	278	501	1,144

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 96% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund's investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the "Index Provider").

The Index is designed to select value stocks from the NASDAQ US 700 Small Cap Index (the "Base Index") that may generate positive alpha, or risk-adjusted returns, relative to traditional indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Index attempts to generate positive alpha by identifying stocks based on three factors: value, momentum and size.

The Base Index is a comprehensive, rules-based index designed to measure stock market performance of small cap US companies, as determined by the Index Provider. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated.

Security selection for the Index will be conducted in the following manner:

1.	The selection universe for the Index begins with all stocks in the Base Index.
2.	The Index Provider then removes any stocks which do not trade on an eligible exchange; duplicate (multiple share classes) stocks; and stocks which do not meet the Index Provider's liquidity screens.
3.	The remaining stocks in the universe are then ranked on both growth and value factors. Each stock is classified as either a value stock or a growth stock, as determined by the Index Provider. A stock classified as a value stock will receive its value rank as its "selection score" and a stock classified as a growth stock will receive its growth rank as its "selection score." Only those stocks designated as value stocks are eligible for the portfolio.
4.	The top 262 stocks based on the selection score determined in step 3 comprise the "selected stocks." The selected stocks are then split into quintiles based on their selection score, with higher scoring quintiles receiving a greater weight in the Index.

The Index is reconstituted and rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The inception date of the Index was January 11, 2016. As of February 29, 2016, the Index was composed of 262 securities. See "Index Information" for additional information.

The Fund's strategy includes a quarterly portfolio rebalance and reconstitution which may result in a high rate of turnover. As of February 29, 2016, the Fund had significant investments in industrials companies. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. To determine the market capitalization range of such securities, the Fund uses the current range of the Index. However, the Fund will not sell a security because the security has exceeded or fallen below the current market capitalization range of the Index. As of February 29, 2016, the market capitalization range of securities in the Index was $277 million to $2.9 billion.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

INDEX CONSTITUENT RISK. The Fund may be a constituent of one or more indices. As a result, the Fund may be included in one or more index-tracking ETFs or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund's net asset value could be negatively impacted and the Fund's market price may be significantly below the Fund's net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

INDUSTRIALS COMPANIES RISK. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. These companies produce electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

MARKET CAPITALIZATION RISK. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range. Because the Fund invests in small capitalization companies, the Fund is more vulnerable to adverse general market or economic developments, may be less liquid, and may experience greater price volatility than larger, more established companies.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

PORTFOLIO TURNOVER RISK. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

SMALLER COMPANIES RISK. Small-capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

VALUE STOCKS INVESTMENT RISK. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and a broad-based market index. On April 8, 2016, the Fund's underlying index changed from the Defined Small Cap Value Index to the Nasdaq AlphaDEX(R) Small Cap Value Index. Therefore, the Fund's performance and historical returns shown below are not necessarily indicative of the performance that the Fund, based on the Index, would have generated. Returns for an underlying index are only disclosed for those periods in which the index was in existence for the whole period. Because the Fund's new underlying index had an inception date of January 11, 2016, it was not in existence for any of the periods disclosed. The new Index is substantially similar to the Defined Small Cap Value Index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND--TOTAL RETURNS[1]

[1] The Fund's year-to-date return based on net asset value for the period 12/31/2015 to 3/31/2016 was 4.85%.

During the period shown in the chart above:

BEST QUARTER	WORST QUARTER
12.14% (March 31, 2012)	-15.49% (September 30, 2015)

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2015
Average Annual Total Returns - First Trust Small Cap Value AlphaDEX(R) Fund	Label	1 Year	Since Inception	Inception Date
First Trust Small Cap Value AlphaDEX(R) Fund		(16.67%)	7.55%	Apr. 19, 2011
First Trust Small Cap Value AlphaDEX(R) Fund | After Taxes on Distributions		(16.98%)	7.21%
First Trust Small Cap Value AlphaDEX(R) Fund | After Taxes on Distributions and Sales		(9.42%)	5.78%
S&P SmallCap 600(R) Value Index	(reflects no deduction for fees, expenses or taxes)	(6.67%)	10.38%
Nasdaq AlphaDEX(R) Small Cap Value Index	(reflects no deduction for fees, expenses or taxes)
Defined Small Cap Value Index	(reflects no deduction for fees, expenses or taxes)	(16.00%)	8.45%

*	On April 8, 2016, the Fund's underlying index changed from the Defined Small Cap Value Index to the Nasdaq AlphaDEX(R) Small Cap Value Index. Because the Fund's new underlying index had an inception date of January 11, 2016, performance information is not included above. The new Index is substantially similar to the Defined Small Cap Value Index.

First Trust Small Cap Growth AlphaDEX(R) Fund
SUMMARY INFORMATION
INVESTMENT OBJECTIVE

The First Trust Small Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Small Cap Growth Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	First Trust Small Cap Growth AlphaDEX(R) Fund First Trust Small Cap Growth AlphaDEX(R) Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	First Trust Small Cap Growth AlphaDEX(R) Fund First Trust Small Cap Growth AlphaDEX(R) Fund
Management Fees	0.70%
Distribution and Service (12b-1) Fees	none	[1]
Other Expenses	none
Total Annual Fund Operating Expenses	0.70%
[1]	Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees any time before April 7, 2017.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following April 7, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
First Trust Small Cap Growth AlphaDEX(R) Fund | First Trust Small Cap Growth AlphaDEX(R) Fund | USD ($)	72	278	501	1,144

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 153% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund's investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the "Index Provider").

The Index is designed to select growth stocks from the NASDAQ US 700 Small Cap Index (the "Base Index") that may generate positive alpha, or risk-adjusted returns, relative to traditional indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Index attempts to generate positive alpha by identifying stocks based on three factors: value, momentum and size.

The Base Index is a comprehensive, rules-based index designed to measure stock market performance of small cap US companies, as determined by the Index Provider. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated.

Security selection for the Index will be conducted in the following manner:

1.	The selection universe for the Index begins with all stocks in the Base Index.
2.	The Index Provider then removes any stocks which do not trade on an eligible exchange; duplicate (multiple share classes) stocks; and stocks which do not meet the Index Provider's liquidity screens.
3.	The remaining stocks in the universe are then ranked on both growth and value factors. Each stock is classified as either a value stock or a growth stock, as determined by the Index Provider. A stock classified as a value stock will receive its value rank as its "selection score" and a stock classified as a growth stock will receive its growth rank as its "selection score." Only those stocks designated as growth stocks are eligible for the portfolio.
4.	The top 262 stocks based on the selection score determined in step 3 comprise the "selected stocks." The selected stocks are then split into quintiles based on their selection score, with higher scoring quintiles receiving a greater weight in the Index.

The Index is reconstituted and rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The inception date of the Index was January 11, 2016. As of February 29, 2016, the Index was composed of 262 securities. See "Index Information" for additional information.

The Fund's strategy includes a quarterly portfolio rebalance and reconstitution which may result in a high rate of turnover. As of February 29, 2016, the Fund had significant investments in financial companies. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. To determine the market capitalization range of such securities, the Fund uses the current range of the Index. However, the Fund will not sell a security because the security has exceeded or fallen below the current market capitalization range of the Index. As of February 29, 2016, the market capitalization range of securities in the Index was $273 million to $2.9 billion.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

GROWTH STOCKS INVESTMENT RISK. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings.

INDEX CONSTITUENT RISK. The Fund may be a constituent of one or more indices. As a result, the Fund may be included in one or more index-tracking ETFs or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund's net asset value could be negatively impacted and the Fund's market price may be significantly below the Fund's net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

MARKET CAPITALIZATION RISK. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range. Because the Fund invests in small capitalization companies, the Fund is more vulnerable to adverse general market or economic developments, may be less liquid, and may experience greater price volatility than larger, more established companies.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

PORTFOLIO TURNOVER RISK. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

SMALLER COMPANIES RISK. Small-capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and a broad-based market index. On April 8, 2016, the Fund's underlying index changed from the Defined Small Cap Growth Index to the Nasdaq AlphaDEX(R) Small Cap Growth Index. Therefore, the Fund's performance and historical returns shown below are not necessarily indicative of the performance that the Fund, based on the Index, would have generated. Returns for an underlying index are only disclosed for those periods in which the index was in existence for the whole period. Because the Fund's new underlying index had an inception date of January 11, 2016, it was not in existence for any of the periods disclosed. The new Index is substantially similar to the Defined Small Cap Growth Index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND--TOTAL RETURNS[1]

[1] The Fund's year-to-date return based on net asset value for the period 12/31/2015 to 3/31/2016 was -1.00%.

During the period shown in the chart above:

BEST QUARTER	WORST QUARTER
12.73% (September 30, 2013)	-8.17% (September 30, 2014)

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2015
Average Annual Total Returns - First Trust Small Cap Growth AlphaDEX(R) Fund	Label	1 Year	Since Inception	Inception Date
First Trust Small Cap Growth AlphaDEX(R) Fund		1.78%	9.45%	Apr. 19, 2011
First Trust Small Cap Growth AlphaDEX(R) Fund | After Taxes on Distributions		1.69%	9.38%
First Trust Small Cap Growth AlphaDEX(R) Fund | After Taxes on Distributions and Sales		1.01%	7.43%
S&P SmallCap 600(R) Growth Index	(reflects no deduction for fees, expenses or taxes)	2.78%	11.70%
Nasdaq AlphaDEX(R) Small Cap Growth Index	(reflects no deduction for fees, expenses or taxes)
Defined Small Cap Growth Index	(reflects no deduction for fees, expenses or taxes)	2.61%	10.32%

*	On April 8, 2016, the Fund's underlying index changed from the Defined Small Cap Growth Index to the Nasdaq AlphaDEX(R) Small Cap Growth Index. Because the Fund's new underlying index had an inception date of January 11, 2016, performance information is not included above. The new Index is substantially similar to the Defined Small Cap Growth Index.

First Trust Mega Cap AlphaDEX(R) Fund
SUMMARY INFORMATION
INVESTMENT OBJECTIVE

The First Trust Mega Cap AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Mega Cap Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	First Trust Mega Cap AlphaDEX(R) Fund First Trust Mega Cap AlphaDEX(R) Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	First Trust Mega Cap AlphaDEX(R) Fund First Trust Mega Cap AlphaDEX(R) Fund
Management Fees	0.70%
Distribution and Service (12b-1) Fees	none	[1]
Other Expenses	none
Total Annual Fund Operating Expenses	0.70%
[1]	Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees any time before April 7, 2017.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following April 7, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
First Trust Mega Cap AlphaDEX(R) Fund | First Trust Mega Cap AlphaDEX(R) Fund | USD ($)	72	278	501	1,144

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 134% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund's investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the "Index Provider").

The Index is designed to select mega cap stocks from the NASDAQ US 500 Large Cap Index (the "Base Index") that may generate positive alpha, or risk-adjusted returns, relative to traditional indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Index attempts to generate positive alpha by identifying stocks based on three factors: value, momentum and size.

The Base Index is a comprehensive, rules-based index designed to measure stock market performance of large cap US companies, as determined by the Index Provider. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated.

Security selection for the Index will be conducted in the following manner:

1.	The selection universe for the Index begins with all stocks in the Base Index.
2.	The Index Provider then removes any stocks which do not trade on an eligible exchange; duplicate (multiple share classes) stocks; and stocks which do not meet the Index Provider's liquidity screens.
3.	The remaining stocks are then ranked by market capitalization. The top 100 largest stocks by market capitalization, which the Index Provider defines as "mega cap," are eligible for the portfolio.
4.	The remaining stocks in the universe are then ranked on both growth and value factors. A stock's selection score is the better of the growth or value rank.
5.	The top 50 stocks based on the selection score determined in step 4 comprise the "selected stocks." The selected stocks are then split into quintiles based on their selection score, with higher scoring quintiles receiving a greater weight in the Index, subject to sector constraints.

The Index is reconstituted and rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The inception date of the Index was January 11, 2016. As of February 29, 2016, the Index was composed of 50 securities. See "Index Information" for additional information.

The Fund's strategy includes a quarterly portfolio rebalance and reconstitution which may result in a high rate of turnover. As of February 29, 2016, the Fund had significant investments in consumer discretionary and information technology companies. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. To determine the market capitalization range of such securities, the Fund uses the current range of the Index. However, the Fund will not sell a security because the security has exceeded or fallen below the current market capitalization range of the Index. As of February 29, 2016, the market capitalization range of securities in the Index was $28.3 billion to $539 billion.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CONSUMER DISCRETIONARY COMPANIES RISK. Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

GROWTH STOCKS INVESTMENT RISK. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings.

INDEX CONSTITUENT RISK. The Fund may be a constituent of one or more indices. As a result, the Fund may be included in one or more index-tracking ETFs or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund's net asset value could be negatively impacted and the Fund's market price may be significantly below the Fund's net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

INFORMATION TECHNOLOGY COMPANIES RISK. Information technology companies are generally subject to the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, particularly those involved with the Internet, have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance.

MARKET CAPITALIZATION RISK. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

PORTFOLIO TURNOVER RISK. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

VALUE STOCKS INVESTMENT RISK. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and a broad-based market index. On April 8, 2016, the Fund's underlying index changed from the Defined Mega Cap Index to the Nasdaq AlphaDEX(R) Mega Cap Index. Therefore, the Fund's performance and historical returns shown below are not necessarily indicative of the performance that the Fund, based on the Index, would have generated. Returns for an underlying index are only disclosed for those periods in which the index was in existence for the whole period. Because the Fund's new underlying index had an inception date of January 11, 2016, it was not in existence for any of the periods disclosed. The new Index is substantially similar to the Defined Mega Cap Index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST MEGA CAP ALPHADEX(R) FUND--TOTAL RETURNS[1]

[1] The Fund's year-to-date return based on net asset value for the period 12/31/2015 to 3/31/2016 was -0.85%.

During the period shown in the chart above:

BEST QUARTER	WORST QUARTER
10.74% (March 31, 2012)	-8.54% (June 30, 2012)

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2015
Average Annual Total Returns - First Trust Mega Cap AlphaDEX(R) Fund	Label	1 Year	Since Inception	Inception Date
First Trust Mega Cap AlphaDEX(R) Fund		(0.26%)	7.85%	May 11, 2011
First Trust Mega Cap AlphaDEX(R) Fund | After Taxes on Distributions		(0.97%)	7.29%
First Trust Mega Cap AlphaDEX(R) Fund | After Taxes on Distributions and Sales		(0.15%)	5.89%
S&P 100(R) Index	(reflects no deduction for fees, expenses or taxes)	2.64%	12.12%
Nasdaq AlphaDEX(R) Mega Cap Index	(reflects no deduction for fees, expenses or taxes)
Defined Mega Cap Index	(reflects no deduction for fees, expenses or taxes)	0.56%	8.73%

*	On April 8, 2016, the Fund's underlying index changed from the Defined Mega Cap Index to the Nasdaq AlphaDEX(R) Mega Cap Index. Because the Fund's new underlying index had an inception date of January 11, 2016, performance information is not included above. The new Index is substantially similar to the Defined Mega Cap Index.